6. Convertible Debentures (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 07, 2016	Dec. 08, 2015	Sep. 08, 2015	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014	May 23, 2014	May 21, 2014	Dec. 17, 2013
Proceeds from convertible debenture						$ 170,000			$ 77,500
Interest expense				$ 8,709	$ 3,228	13,094	$ 13,567	$ 19,655	133,146
Convertible Debenture, Unamortized Discount				91,632		91,632			6,982
Debt Conversion, Original Debt, Amount									28,500
Gain (loss) on change in fair value of derivative liability				(197,529)	$ (313,035)	(434,908)	$ (113,435)	90,324	(431,203)
Accrued Interest
Debt Conversion, Original Debt, Amount									$ 760
Common Stock
Debt Conversion, Converted Instrument, Shares Issued									214,035
Convertible Debenture One
Proceeds from convertible debenture									$ 32,500	$ 32,500
Debt Instrument, Interest Rate, Stated Percentage													8.00%
Interest on Overdue Principal After Default													22.00%
Interest expense						16,250		16,250
Convertible Debenture, Unamortized Discount													$ 32,500
Debt Instrument, Face Amount													$ 32,500
Debt Conversion, Original Debt, Amount									$ 39,130
Long-term Debt, Gross				0		0		$ 9,620
Debt Instrument, Convertible, Terms of Conversion Feature								After 180 days or June 15, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.
Convertible Debenture One | Accrued Interest
Long-term Debt, Gross								$ 6,270
Convertible Debenture One | Common Stock
Debt Conversion, Converted Instrument, Shares Issued									595,667
Convertible Debenture Two
Proceeds from convertible debenture								37,500	$ 37,500
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Convertible Debenture, Unamortized Discount												$ 37,500
Debt Instrument, Face Amount												$ 37,500
Debt Conversion, Original Debt, Amount	$ 5,967	$ 2,805				8,368		8,772	2,920
Long-term Debt, Gross				17,440		$ 17,440		$ 25,808	$ 34,580
Debt Instrument, Convertible, Terms of Conversion Feature						After 180 days or November 17, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.		After 180 days or November 17, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.
Debt Instrument, Maturity Date								Feb. 23, 2015
Convertible Debenture Two | Common Stock
Debt Conversion, Converted Instrument, Shares Issued	1,300,000	550,000				3,217,352		1,850,000	360,000
Convertible Debenture Three
Proceeds from convertible debenture									$ 40,000
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Convertible Debenture, Unamortized Discount											$ 25,215
Debt Instrument, Face Amount											$ 40,000
Debt Conversion, Original Debt, Amount			$ 188			$ 188		$ 188	1,335
Long-term Debt, Gross				$ 38,477		$ 38,477		$ 38,477	31,683
Debt Instrument, Convertible, Terms of Conversion Feature						After 180 days or November 19, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 55% of the lowest trading price of the Company's common shares for the past 15 trading days prior to notice of conversion.		After 180 days or November 19, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 55% of the lowest trading price of the Company's common shares for the past 15 trading days prior to notice of conversion.
Debt Instrument, Maturity Date								May 23, 2015
Convertible Debenture Three | Accrued Interest
Debt Conversion, Original Debt, Amount			$ 19			$ 19		$ 19	$ 69
Convertible Debenture Three | Common Stock
Debt Conversion, Converted Instrument, Shares Issued			91,831			91,831		91,831	127,655
Convertible Debenture Four
Proceeds from convertible debenture						$ 10,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%		10.00%
Debt Conversion, Original Debt, Amount						$ 7,000			$ 39,130
Long-term Debt, Gross				$ 3,000		$ 3,000		$ 9,620	$ 9,620
Debt Instrument, Convertible, Terms of Conversion Feature						convertible into common shares of the Company at a conversion price equal to 50% of the lowest trading prices of the Company's common shares (i) on May 12, 2016; or (ii) for the past 25 trading days prior to notice of conversion.
Gain (loss) on change in fair value of derivative liability						$ (10,249)
Debt Instrument, Maturity Date						May 17, 2017
Convertible Debenture Four | Before Terms Change
Derivative Liability, Fair Value, Gross Liability				249,702		$ 249,702
Convertible Debenture Four | After Terms Change
Derivative Liability, Fair Value, Gross Liability				265,841		265,841
Convertible Debenture Four | Accrued Interest
Debt Conversion, Original Debt, Amount						$ 29
Convertible Debenture Four | Common Stock
Debt Conversion, Converted Instrument, Shares Issued						2,756,270			595,667
Convertible Debenture Five
Proceeds from convertible debenture						$ 30,000
Convertible Debenture, Unamortized Discount				33,000		33,000
Debt Instrument, Face Amount				33,000		33,000
Long-term Debt, Gross				63		$ 63		0
Debt Instrument, Convertible, Terms of Conversion Feature						convertible into common shares of the Company at a conversion price equal to 50% of the lowest trading price of the Company's common stock of either (i) the twenty-five prior trading days immediately preceding the issuance of the note or (ii) the twenty-five prior trading days including the day upon which a notice of conversion is received by the Company.
Debt Instrument, Maturity Date						May 17, 2017
Original Issue Discount Rate						10.00%
Debt Issuance Costs, Net				5,000		$ 5,000
Debt Instrument, Unamortized Discount (Premium), Net				$ 32,937		32,937		0
ConvertibleDebenture Six
Proceeds from convertible debenture						$ 66,500
Debt Instrument, Interest Rate, Stated Percentage				10.00%		10.00%
Debt Instrument, Face Amount				$ 69,000		$ 69,000
Long-term Debt, Gross				68,413		$ 68,413		0
Debt Instrument, Convertible, Terms of Conversion Feature						convertible into common shares of the Company at a conversion price equal to 50% of the lowest trading price of the Company's common shares for the past 15 trading days prior to the notice of conversion.
Debt Issuance Costs, Net				2,500		$ 2,500
Debt Instrument, Unamortized Discount (Premium), Net				$ 587		$ 587		0
ConvertibleDebenture Six | Default Interest Rate
Debt Instrument, Interest Rate, Stated Percentage				22.00%		22.00%
Debt Instrument, Maturity Date						Dec. 13, 2016
Convertible Debenture Seven
Proceeds from convertible debenture						$ 56,750
Debt Instrument, Interest Rate, Stated Percentage				10.00%		10.00%
Convertible Debenture, Unamortized Discount				$ 56,750		$ 56,750
Debt Instrument, Face Amount				56,750		56,750
Long-term Debt, Gross				14		$ 14		0
Debt Instrument, Convertible, Terms of Conversion Feature						convertible into common shares of the Company at a conversion price equal to 50% of the lowest trading price of the Company's common stock of either (i) the twenty-five prior trading days immediately preceding the issuance of the note or (ii) the twenty-five prior trading days including the day upon which a notice of conversion is received by the Company.
Debt Instrument, Maturity Date						Apr. 21, 2017
Debt Issuance Costs, Net				6,250		$ 6,250
Debt Instrument, Unamortized Discount (Premium), Net				$ 56,736		$ 56,736		0
Convertible Debenture Seven | Default Interest Rate
Debt Instrument, Interest Rate, Stated Percentage				24.00%		24.00%
Convertible Debenture Eight
Proceeds from convertible debenture						$ 27,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%		8.00%
Debt Conversion, Original Debt, Amount						$ 3,000
Long-term Debt, Gross				$ 25,405		$ 25,405		0
Debt Instrument, Convertible, Terms of Conversion Feature						convertible into common shares of the Company after six months subsequent to issuance (February 18, 2016) at a conversion price equal to 55% of the lowest trading price of the Company's common stock of the fifteen prior trading days immediately preceding the issuance of the note.
Debt Instrument, Maturity Date						Apr. 18, 2017
Debt Issuance Costs, Net				2,000		$ 2,000
Debt Instrument, Unamortized Discount (Premium), Net				$ 1,595		$ 1,595		$ 0
Convertible Debenture Eight | Common Stock
Debt Conversion, Converted Instrument, Shares Issued						1,176,470